Investment Portfolio - January 31, 2020

(unaudited)

BLENDED ASSET MODERATE SERIES

	SHARES	VALUE

COMMON STOCKS - 39.0%

Communication Services - 6.1%
Entertainment - 2.3%
Activision Blizzard, Inc.[1]	11,700	$684,216
Electronic Arts, Inc.*[1]	5,680	612,986
Nexon Co. Ltd. (Japan)*	93,730	1,269,379
Sea Ltd. - ADR (Taiwan)*	1,265	57,229

		2,623,810

Interactive Media & Services - 3.3%
Alphabet, Inc. - Class A*[1]	425	608,932
Alphabet, Inc. - Class C*[1]	425	609,548
Auto Trader Group plc (United Kingdom)[2]	2,335	17,229
Facebook, Inc. - Class A*	7,570	1,528,459
Tencent Holdings Ltd. - Class H (China)	18,670	890,376

		3,654,544

Media - 0.5%
Quebecor, Inc. - Class B (Canada)	10,015	248,521
Shaw Communications, Inc. - Class B (Canada)	13,270	259,303
ViacomCBS, Inc. - Class B	112	3,823

		511,647

Total Communication Services		6,790,001

Consumer Discretionary - 4.4%
Distributors - 0.0%##
Genuine Parts Co.	74	6,924

Hotels, Restaurants & Leisure - 0.1%
Hilton Worldwide Holdings, Inc.	130	14,014
Restaurant Brands International, Inc. (Canada)	1,215	74,127
Wyndham Hotels & Resorts, Inc.	230	13,149

		101,290

Household Durables - 0.8%
Sony Corp. - ADR (Japan)	12,145	852,336
Sony Corp. (Japan)	900	62,934

		915,270

Internet & Direct Marketing Retail - 1.6%
Alibaba Group Holding Ltd. - ADR (China)*[1]	2,170	448,300
Amazon.com, Inc.*[1]	450	903,924
Booking Holdings, Inc.*[1]	200	366,110
Farfetch Ltd. - Class A (United Kingdom)*	1,590	19,398
Meituan Dianping - Class B (China)*	1,300	16,458

		1,754,190

	SHARES	VALUE

COMMON STOCKS (continued)

Consumer Discretionary (continued)
Multiline Retail - 0.4%
B&M European Value Retail S.A. (United Kingdom)	10,360	$49,676
Dollar Tree, Inc.*	4,560	397,039
Kohl’s Corp.	84	3,591

		450,306

Specialty Retail - 0.7%
Best Buy Co., Inc.	122	10,332
The Gap, Inc.	202	3,517
The Home Depot, Inc.	214	48,813
Industria de Diseno Textil S.A. (Spain)	22,055	741,648

		804,310

Textiles, Apparel & Luxury Goods - 0.8%
Kontoor Brands, Inc.	8	305
lululemon athletica, Inc.*	3,670	878,561
VF Corp.	136	11,284

		890,150

Total Consumer Discretionary		4,922,440

Consumer Staples - 5.7%
Beverages - 2.9%
Ambev S.A. - ADR (Brazil)[1]	52,885	220,002
Anheuser-Busch InBev S.A./N.V. (Belgium)	11,370	857,756
The Coca-Cola Co.	14,870	868,408
Diageo plc (United Kingdom)	11,740	464,236
Molson Coors Beverage Co. - Class B	88	4,891
PepsiCo, Inc.	5,770	819,455

		3,234,748

Food & Staples Retailing - 0.1%
The Kroger Co.	238	6,393
Sysco Corp.	183	15,032
Walgreens Boots Alliance, Inc.	262	13,323
Walmart, Inc.	505	57,817

		92,565

Food Products - 1.8%
Archer-Daniels-Midland Co.	160	7,162
Conagra Brands, Inc.	186	6,123
Danone S.A. (France)	1,030	82,425
General Mills, Inc.	223	11,645
The Hershey Co.	79	12,258
The J.M. Smucker Co.	54	5,595
Kellogg Co.	126	8,594

Investment Portfolio - January 31, 2020

(unaudited)

BLENDED ASSET MODERATE SERIES

	SHARES	VALUE

COMMON STOCKS (continued)

Consumer Staples (continued)
Food Products (continued)
Mondelez International, Inc. - Class A	15,727	$902,415
Nestle S.A. (Switzerland)	8,990	991,531
Tyson Foods, Inc. - Class A	102	8,428

		2,036,176

Household Products - 0.0%##
Colgate-Palmolive Co.	247	18,224
Kimberly-Clark Corp.	112	16,043

		34,267

Personal Products - 0.8%
Beiersdorf AG (Germany)	435	49,402
Unilever plc - ADR (United Kingdom)	14,385	859,791

		909,193

Tobacco - 0.1%
British American Tobacco plc - ADR (United Kingdom)[1]	795	35,020

Total Consumer Staples		6,341,969

Energy - 1.5%
Energy Equipment & Services - 1.4%
Baker Hughes Co.	316	6,845
Core Laboratories N.V.	1,060	37,238
The Drilling Co. of 1972 A/S (Denmark)*	545	30,416
Halliburton Co.	22,419	488,958
Oceaneering International, Inc.*	21,420	265,822
Schlumberger Ltd.[1]	16,455	551,407
Transocean Ltd.*[1]	30,290	138,122

		1,518,808

Oil, Gas & Consumable Fuels - 0.1%
Cameco Corp. (Canada)	5,795	46,766
Chevron Corp.	279	29,892
Marathon Petroleum Corp.	250	13,625
Occidental Petroleum Corp.	192	7,626
Phillips 66	113	10,325
Valero Energy Corp.	151	12,731

		120,965

Total Energy		1,639,773

Financials - 3.6%
Banks - 0.3%
Bank of America Corp.	1,191	39,101
The Bank Of N.T. Butterfield & Son Ltd. (Bermuda)	1,425	47,338
Citigroup, Inc.	338	25,151

	SHARES	VALUE

COMMON STOCKS (continued)

Financials (continued)
Banks (continued)
Fifth Third Bancorp	283	$8,051
FinecoBank Banca Fineco S.p.A. (Italy)	5,490	64,236
JPMorgan Chase & Co.	461	61,018
KeyCorp	383	7,166
Regions Financial Corp.	334	5,200
Truist Financial Corp.	373	19,236
U.S. Bancorp	424	22,565
Wells Fargo & Co.	957	44,922

		343,984

Capital Markets - 2.3%
BlackRock, Inc.[1]	390	205,667
Cboe Global Markets, Inc.[1]	3,610	444,824
CME Group, Inc.[1]	2,050	445,076
Deutsche Boerse AG (Germany)	475	77,104
Intercontinental Exchange, Inc.	4,430	441,848
Julius Baer Group Ltd. (Switzerland)	835	41,723
Moody’s Corp.	1,800	462,222
S&P Global, Inc.	1,420	417,097

		2,535,561

Diversified Financial Services - 0.9%
Berkshire Hathaway, Inc. - Class B*[1]	4,560	1,023,401

Insurance - 0.1%
Admiral Group plc (United Kingdom)	2,440	72,642
The Allstate Corp.	86	10,194
Chubb Ltd.	93	14,135
The Hartford Financial Services Group, Inc.	112	6,639
The Travelers Companies, Inc.	64	8,424

		112,034

Total Financials		4,014,980

Health Care - 6.7%
Biotechnology - 1.2%
AbbVie, Inc.	367	29,734
Amgen, Inc.	159	34,352
BioMarin Pharmaceutical, Inc.*[1]	6,060	506,010
Gilead Sciences, Inc.	366	23,131
Incyte Corp.*	3,290	240,400
Seattle Genetics, Inc.*	2,450	265,556
Vertex Pharmaceuticals, Inc.*	1,170	265,648

		1,364,831

Health Care Equipment & Supplies - 1.8%
Alcon, Inc. (Switzerland)*	8,053	474,644

Investment Portfolio - January 31, 2020

(unaudited)

BLENDED ASSET MODERATE SERIES

	SHARES	VALUE

COMMON STOCKS (continued)

Health Care (continued)
Health Care Equipment & Supplies (continued)
Getinge AB - Class B (Sweden)	2,265	$38,574
Medtronic plc[1]	12,207	1,409,176
Shandong Weigao Group Medical Polymer Co. Ltd. - Class H (China)	40,000	47,698

		1,970,092

Health Care Providers & Services - 0.0%##
CVS Health Corp.	315	21,363
Quest Diagnostics, Inc.	57	6,308

		27,671

Life Sciences Tools & Services - 0.1%
Gerresheimer AG (Germany)	710	56,262
QIAGEN N.V.*[1]	955	32,260
QIAGEN N.V.*	1,605	53,608

		142,130

Pharmaceuticals - 3.6%
Bristol-Myers Squibb Co.	397	24,991
Johnson & Johnson	8,944	1,331,493
Merck & Co., Inc.	3,503	299,296
Merck KGaA (Germany)	7,000	897,609
Novartis AG - ADR (Switzerland)	14,480	1,368,505
Perrigo Co. plc[1]	880	50,195
Pfizer, Inc.	1,121	41,746

		4,013,835

Total Health Care		7,518,559

Industrials - 1.3%
Aerospace & Defense - 0.2%
BAE Systems plc (United Kingdom)	9,610	79,887
The Boeing Co.	110	35,010
General Dynamics Corp.	63	11,053
Lockheed Martin Corp.	67	28,684
United Technologies Corp.	196	29,439

		184,073

Air Freight & Logistics - 0.0%##
C.H. Robinson Worldwide, Inc.	73	5,272
United Parcel Service, Inc. - Class B	233	24,120

		29,392

Airlines - 0.8%
easyJet plc (United Kingdom)	23,535	432,021
Ryanair Holdings plc - ADR (Ireland)*	4,805	416,161

		848,182

	SHARES	VALUE

COMMON STOCKS (continued)

Industrials (continued)
Building Products - 0.0%##
Johnson Controls International plc	286	$11,283

Commercial Services & Supplies - 0.0%##
Waste Management, Inc.	133	16,186

Electrical Equipment - 0.0%##
Eaton Corp. plc	153	14,454
Emerson Electric Co.	206	14,756
Rockwell Automation, Inc.	38	7,283

		36,493

Industrial Conglomerates - 0.0%##
3M Co.	156	24,751
Honeywell International, Inc.	162	28,062

		52,813

Machinery - 0.1%
Caterpillar, Inc.	137	17,995
Cummins, Inc.	61	9,758
FANUC Corp. (Japan)	200	36,426
Illinois Tool Works, Inc.	91	15,923
The Weir Group plc (United Kingdom)	3,600	63,886

		143,988

Road & Rail - 0.0%##
Union Pacific Corp.	162	29,066

Trading Companies & Distributors - 0.1%
Brenntag AG (Germany)	970	50,198
Fastenal Co.	234	8,162

		58,360

Transportation Infrastructure - 0.1%
Grupo Aeroportuario del Centro Norte S.A.B. de C.V. (Mexico)	4,200	31,963
Grupo Aeroportuario del Pacifico S.A.B. de C.V. - ADR (Mexico)	255	31,538
Grupo Aeroportuario del Sureste S.A.B. de C.V. - ADR (Mexico)	170	32,774

		96,275

Total Industrials		1,506,111

Information Technology - 6.3%
Communications Equipment - 0.0%##
Cisco Systems, Inc.	798	36,684

Electronic Equipment, Instruments & Components - 0.0%##
Keyence Corp. (Japan)	100	33,616

Investment Portfolio - January 31, 2020

(unaudited)

BLENDED ASSET MODERATE SERIES

	SHARES	VALUE

COMMON STOCKS (continued)

Information Technology (continued)
IT Services - 2.8%
International Business Machines Corp.	214	$30,758
InterXion Holding N.V. (Netherlands)*[1]	730	63,532
Keywords Studios plc (Ireland)	910	14,765
Mastercard, Inc. - Class A	4,280	1,352,223
PayPal Holdings, Inc.*	3,630	413,421
Visa, Inc. - Class A	6,170	1,227,645

		3,102,344

Semiconductors & Semiconductor Equipment - 1.9%
Applied Materials, Inc.	223	12,932
Broadcom, Inc.	80	24,413
Intel Corp.	900	57,537
KLA Corp.	67	11,105
Lam Research Corp.	38	11,332
Maxim Integrated Products, Inc.	112	6,733
Micron Technology, Inc.*	21,205	1,125,773
NVIDIA Corp.	3,340	789,676
Texas Instruments, Inc.	230	27,750

		2,067,251

Software - 1.6%
Microsoft Corp.	5,100	868,173
ServiceNow, Inc.*[1]	2,740	926,750

		1,794,923

Technology Hardware, Storage & Peripherals - 0.0%##
NetApp, Inc.	79	4,219
Western Digital Corp.	127	8,318

		12,537

Total Information Technology		7,047,355

Materials - 0.5%
Chemicals - 0.1%
Akzo Nobel N.V. (Netherlands)	525	49,543
Dow, Inc.	183	8,431
Eastman Chemical Co.	72	5,131
LyondellBasell Industries N.V. - Class A	136	10,589

		73,694

Containers & Packaging - 0.4%
Graphic Packaging Holding Co.	25,010	390,906
International Paper Co.	126	5,131

		396,037

	SHARES	VALUE

COMMON STOCKS (continued)

Materials (continued)
Metals & Mining - 0.0%##
First Quantum Minerals Ltd. (Zambia)	1,690	$13,230
Lundin Mining Corp. (Chile)	2,825	14,814
Nucor Corp.	141	6,696

		34,740

Total Materials		504,471

Real Estate - 2.9%
Equity Real Estate Investment Trusts (REITS) - 2.9%
Acadia Realty Trust[1]	760	18,863
Agree Realty Corp.[1]	205	15,566
Alexandria Real Estate Equities, Inc.[1]	75	12,240
American Campus Communities, Inc.[1]	545	24,999
American Homes 4 Rent - Class A1	1,670	45,641
American Tower Corp.[1]	1,780	412,497
Americold Realty Trust[1]	1,315	45,328
Apartment Investment & Management Co. - Class A1	894	47,123
AvalonBay Communities, Inc.[1]	315	68,257
Boston Properties, Inc.[1]	354	50,746
Brandywine Realty Trust[1]	2,660	41,549
BSR Real Estate Investment Trust (Canada)	795	9,715
Camden Property Trust[1]	405	45,534
Community Healthcare Trust, Inc.	710	33,491
Cousins Properties, Inc.	1,210	49,525
Crown Castle International Corp.	230	34,463
Digital Realty Trust, Inc.	265	32,592
Douglas Emmett, Inc.	790	32,785
Equinix, Inc.	1,120	660,498
Equity LifeStyle Properties, Inc.	295	21,461
Equity Residential	450	37,386
Essential Properties Realty Trust, Inc.	1,039	28,687
Essex Property Trust, Inc.	91	28,188
Extra Space Storage, Inc.	105	11,621
Federal Realty Investment Trust	75	9,376
First Industrial Realty Trust, Inc.	385	16,440
Getty Realty Corp.	435	13,711
Healthcare Realty Trust, Inc.	870	31,372
Healthcare Trust of America, Inc. - Class A	540	17,296
Healthpeak Properties, Inc.	1,420	51,106
Hibernia REIT plc (Ireland)	10,450	15,901
Host Hotels & Resorts, Inc.	1,040	16,994
Independence Realty Trust, Inc.	765	11,223

Investment Portfolio - January 31, 2020

(unaudited)

BLENDED ASSET MODERATE SERIES	SHARES/ PRINCIPAL AMOUNT[3]	VALUE

COMMON STOCKS (continued)

Real Estate (continued)
Equity Real Estate Investment Trusts (REITS) (continued)
Innovative Industrial Properties, Inc.	240	$21,480
Invitation Homes, Inc.	2,385	75,056
Jernigan Capital, Inc.	1,920	38,381
Kilroy Realty Corp.	127	10,486
Liberty Property Trust	180	11,277
Life Storage, Inc.	95	10,752
Mid-America Apartment Communities, Inc.	155	21,268
National Retail Properties, Inc.	340	19,040
Omega Healthcare Investors, Inc.	495	20,765
Physicians Realty Trust	1,805	34,927
Plymouth Industrial REIT, Inc.	660	12,157
Prologis, Inc.	1,170	108,670
Public Storage	175	39,158
Realty Income Corp.	160	12,546
Regency Centers Corp.	315	19,543
SBA Communications Corp.	1,690	421,756
Simon Property Group, Inc.	390	51,928
STAG Industrial, Inc.	910	29,338
STORE Capital Corp.	830	32,578
Sun Communities, Inc.	305	49,462
Sunstone Hotel Investors, Inc.	850	10,778
UDR, Inc.	755	36,172
UMH Properties, Inc.	695	10,981
Urban Edge Properties	1,005	18,482
Ventas, Inc.	397	22,970
VEREIT, Inc.	1,935	18,886
Vornado Realty Trust	115	7,564
Welltower, Inc.	506	42,964

Total Real Estate		3,201,539

TOTAL COMMON STOCKS (Identified Cost $37,726,267)		43,487,198

CORPORATE BONDS - 12.4%

Non-Convertible Corporate Bonds - 12.4%
Communication Services - 3.1%
Diversified Telecommunication Services - 1.5%
AT&T, Inc.[1], 4.25%, 3/1/2027	600,000	668,700
CenturyLink, Inc., 5.625%, 4/1/2020	10,000	10,038
Verizon Communications, Inc., 5.25%, 3/16/2037	790,000	1,026,430

		1,705,168

Interactive Media & Services - 0.5%
Tencent Holdings Ltd. (China)[2], 3.975%, 4/11/2029	460,000	507,363

	PRINCIPAL AMOUNT[3]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Communication Services (continued)
Media - 1.1%
Comcast Corp., 3.25%, 11/1/2039	490,000	$520,698
Diamond Sports Group LLC - Diamond Sports Finance Co.[2], 6.625%, 8/15/2027	15,000	14,025
Discovery Communications LLC, 5.20%, 9/20/2047	550,000	647,607
Townsquare Media, Inc.[2], 6.50%, 4/1/2023	5,000	5,062

		1,187,392

Wireless Telecommunication Services - 0.0%##
Sprint Communications, Inc., 7.00%, 8/15/2020	20,000	20,354
Sprint Corp., 7.25%, 9/15/2021	10,000	10,488
Sprint Corp., 7.125%, 6/15/2024	10,000	10,328

		41,170

Total Communication Services		3,441,093

Consumer Discretionary - 1.3%
Auto Components - 0.0%##
Techniplas LLC[2], 10.00%, 5/1/2020	10,000	8,350

Household Durables - 0.0%##
Ashton Woods USA LLC - Ashton Woods Finance Co.[2], 6.75%, 8/1/2025	10,000	10,300
LGI Homes, Inc.[2], 6.875%, 7/15/2026	20,000	21,125
Weekley Homes LLC - Weekley Finance Corp., 6.625%, 8/15/2025	15,000	15,638

		47,063

Internet & Direct Marketing Retail - 1.3%
Alibaba Group Holding Ltd. (China), 3.40%, 12/6/2027	470,000	501,001
Booking Holdings, Inc., 3.60%, 6/1/2026	800,000	872,517
Photo Holdings Merger Sub, Inc.[2], 8.50%, 10/1/2026	15,000	14,025

		1,387,543

Specialty Retail - 0.0%##
Foxtrot Escrow Issuer LLC - Foxtrot Escrow Corp.[2], 12.25%, 11/15/2026	15,000	15,525

Total Consumer Discretionary		1,458,481

Investment Portfolio - January 31, 2020

(unaudited)

BLENDED ASSET MODERATE SERIES
	PRINCIPAL AMOUNT[3]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Consumer Staples - 0.0%##
Food & Staples Retailing - 0.0%##
KeHE Distributors LLC - KeHE Finance Corp.[2], 8.625%, 10/15/2026	10,000	$10,612

Energy - 2.4%
Energy Equipment & Services - 0.0%##
Oceaneering International, Inc., 6.00%, 2/1/2028	15,000	14,315
Shelf Drilling Holdings Ltd. (United Arab Emirates)[2], 8.25%, 2/15/2025	10,000	9,300

		23,615

Oil, Gas & Consumable Fuels - 2.4%
Antero Midstream Partners LP - Antero Midstream Finance Corp.[2], 5.75%, 3/1/2027	10,000	7,797
Antero Midstream Partners LP - Antero Midstream Finance Corp.[2], 5.75%, 1/15/2028	10,000	7,777
Bruin E&P Partners LLC[1,2], 8.875%, 8/1/2023	10,000	6,438
Calumet Specialty Products Partners LP - Calumet Finance Corp.[2], 11.00%, 4/15/2025	15,000	16,575
CVR Energy, Inc.[2], 5.75%, 2/15/2028	10,000	9,790
Energy Transfer Operating LP, 6.50%, 2/1/2042	420,000	508,047
Enviva Partners LP - Enviva Partners Finance Corp.[2], 6.50%, 1/15/2026	15,000	16,002
Genesis Energy LP - Genesis Energy Finance Corp., 7.75%, 2/1/2028	15,000	15,124
Jonah Energy LLC - Jonah Energy Finance Corp.[2], 7.25%, 10/15/2025	20,000	5,500
Kinder Morgan Energy Partners LP, 6.95%, 1/15/2038	510,000	680,717
Laredo Petroleum, Inc., 10.125%, 1/15/2028	15,000	13,385
Lonestar Resources America, Inc.[2], 11.25%, 1/1/2023	10,000	6,875
Moss Creek Resources Holdings, Inc.[2], 7.50%, 1/15/2026	10,000	7,338
NuStar Logistics LP, 6.75%, 2/1/2021	10,000	10,292
Rockies Express Pipeline LLC[2], 5.625%, 4/15/2020	15,000	15,075

	PRINCIPAL AMOUNT[3]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Energy (continued)
Oil, Gas & Consumable Fuels (continued)
Sabine Pass Liquefaction LLC, 5.875%, 6/30/2026	670,000	$777,942
Whiting Petroleum Corp., 5.75%, 3/15/2021	10,000	9,350
The Williams Companies, Inc., 3.75%, 6/15/2027	480,000	507,214

		2,621,238

Total Energy		2,644,853

Financials - 2.5%
Banks - 2.4%
Bank of America Corp.[1], 4.00%, 1/22/2025	930,000	1,008,028
Citigroup, Inc.[1], 8.125%, 7/15/2039	260,000	447,521
JPMorgan Chase & Co.[4], (3 mo. LIBOR US + 1.000%), 4.023%, 12/5/2024	470,000	506,850
Santander Holdings USA, Inc., 4.50%, 7/17/2025	620,000	677,681

		2,640,080

Capital Markets - 0.0%##
AG Merger Sub II, Inc.[2], 10.75%, 8/1/2027	15,000	15,900
Donnelley Financial Solutions, Inc., 8.25%, 10/15/2024	20,000	20,750

		36,650

Consumer Finance - 0.1%
Credit Acceptance Corp.[2], 5.125%, 12/31/2024	10,000	10,450
Navient Corp., 5.00%, 10/26/2020	15,000	15,210
Navient Corp., 6.75%, 6/25/2025	10,000	10,875
SLM Corp., 5.125%, 4/5/2022	20,000	20,650

		57,185

Diversified Financial Services - 0.0%##
Fidelity & Guaranty Life Holdings, Inc.[2], 5.50%, 5/1/2025	10,000	10,650
Global Aircraft Leasing Co. Ltd. (Cayman Islands)[2,5], 6.50%, 9/15/2024	20,000	20,461
VistaJet Malta Finance plc - XO Management Holding, Inc. (Switzerland)[2], 10.50%, 6/1/2024	15,000	14,212

		45,323

Mortgage Real Estate Investment Trusts (REITS) - 0.0%##
Starwood Property Trust, Inc., 3.625%, 2/1/2021	15,000	15,056

Investment Portfolio - January 31, 2020

(unaudited)

BLENDED ASSET MODERATE SERIES
	PRINCIPAL AMOUNT[3]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Thrifts & Mortgage Finance - 0.0%##
Acrisure LLC - Acrisure Finance, Inc.[2], 7.00%, 11/15/2025	15,000	$14,700
Radian Group, Inc., 4.875%, 3/15/2027	15,000	15,862

		30,562

Total Financials		2,824,856

Health Care - 0.5%
Health Care Providers & Services - 0.5%
HCA, Inc., 4.125%, 6/15/2029	470,000	508,632

Industrials - 1.3%
Air Freight & Logistics - 0.0%##
Cargo Aircraft Management, Inc.[2], 4.75%, 2/1/2028	10,000	10,150

Commercial Services & Supplies - 0.0%##
The ADT Security Corp., 6.25%, 10/15/2021	10,000	10,584
Prime Security Services Borrower LLC - Prime Finance, Inc.[2], 5.25%, 4/15/2024	15,000	15,638
Prime Security Services Borrower LLC - Prime Finance, Inc.[2], 5.75%, 4/15/2026	10,000	10,550

		36,772

Construction & Engineering - 0.0%##
HC2 Holdings, Inc.[2], 11.50%, 12/1/2021	5,000	5,012
Tutor Perini Corp.[2], 6.875%, 5/1/2025	25,000	23,500

		28,512

Industrial Conglomerates - 0.4%
General Electric Co.[4,6], (3 mo. LIBOR US + 3.330%), 5.00%	460,000	457,820

Marine - 0.1%
American Tanker, Inc. (Norway)[2], 9.25%, 2/22/2022	25,000	26,007
Borealis Finance LLC[2], 7.50%, 11/16/2022	20,000	19,350

		45,357

Trading Companies & Distributors - 0.8%
AerCap Ireland Capital DAC - AerCap Global Aviation Trust (Ireland)[1], 4.45%, 10/1/2025	530,000	580,800
Avolon Holdings Funding Ltd. (Ireland)[2], 3.25%, 2/15/2027	290,000	293,526

	PRINCIPAL AMOUNT[3]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Trading Companies & Distributors (continued)
Fortress Transportation & Infrastructure Investors LLC[2], 6.50%, 10/1/2025	15,000	$15,925

		890,251

Total Industrials		1,468,862

Materials - 0.6%
Chemicals - 0.0%##
Olin Corp., 5.625%, 8/1/2029	10,000	10,550

Metals & Mining - 0.6%
Compass Minerals International, Inc.[2], 6.75%, 12/1/2027	15,000	16,065
IAMGOLD Corp. (Canada)[2], 7.00%, 4/15/2025	15,000	15,450
Infrabuild Australia Pty Ltd. (Australia)[2], 12.00%, 10/1/2024	15,000	15,213
Mountain Province Diamonds, Inc. (Canada)[2], 8.00%, 12/15/2022	20,000	19,575
Northwest Acquisitions ULC - Dominion Finco, Inc.[2], 7.125%, 11/1/2022	20,000	16,100
Southern Copper Corp. (Peru), 5.375%, 4/16/2020	560,000	563,640
SunCoke Energy Partners LP - SunCoke Energy Partners Finance Corp.[2], 7.50%, 6/15/2025	10,000	9,600

		655,643

Total Materials		666,193

Real Estate - 0.7%
Equity Real Estate Investment Trusts (REITS) - 0.7%
American Tower Corp., 3.80%, 8/15/2029	620,000	674,707
Crown Castle International Corp., 3.10%, 11/15/2029	30,000	31,062
GTP Acquisition Partners I LLC[2], 2.35%, 6/15/2020	92,000	91,332

		797,101

Real Estate Management & Development - 0.0%##
Five Point Operating Co. LP - Five Point Capital Corp.[2], 7.875%, 11/15/2025	15,000	15,525

Total Real Estate		812,626

TOTAL CORPORATE BONDS (Identified Cost $13,023,726)		13,836,208

Investment Portfolio - January 31, 2020

(unaudited)

BLENDED ASSET MODERATE SERIES
	PRINCIPAL AMOUNT[3]	VALUE

U.S. TREASURY SECURITIES - 23.5%

U.S. Treasury Bonds - 8.0%
U.S. Treasury Bond, 4.75%, 2/15/2037	1,346,000	$1,945,233
U.S. Treasury Bond, 2.50%, 2/15/2045	1,772,000	1,935,356
U.S. Treasury Bond, 3.00%, 5/15/2047	1,627,000	1,963,141
U.S. Treasury Inflation Indexed Bond, 2.00%, 1/15/2026	2,203,047	2,488,377
U.S. Treasury Inflation Indexed Bond, 0.75%, 2/15/2042	526,687	581,663

Total U.S. Treasury Bonds (Identified Cost $7,859,454)		8,913,770

U.S. Treasury Notes - 15.5%
U.S. Treasury Floating Rate Note[7], (3 mo. US Treasury Bill Yield + 0.300%), 1.856%, 10/31/2021	4,560,000	4,573,468
U.S. Treasury Inflation Indexed Note, 0.125%, 4/15/2020	3,390,984	3,388,070
U.S. Treasury Inflation Indexed Note, 0.50%, 4/15/2024	1,636,811	1,681,667
U.S. Treasury Note, 2.375%, 8/15/2024	7,380,000	7,719,307

Total U.S. Treasury Notes (Identified Cost $17,232,968)		17,362,512

TOTAL U.S. TREASURY SECURITIES (Identified Cost $25,092,422)		26,276,282

ASSET-BACKED SECURITIES - 5.5%
Cazenovia Creek Funding II LLC, Series 2018-1A, Class A1,2, 3.561%, 7/15/2030	142,071	143,308
CCG Receivables Trust, Series 2019-1, Class A2[2], 2.80%, 9/14/2026	541,262	546,596
Chesapeake Funding II LLC, Series 2017-4A, Class A1 (Canada)[1,2], 2.12%, 11/15/2029	288,517	288,955
Commonbond Student Loan Trust, Series 2019-AGS, Class A1[2], 2.54%, 1/25/2047	340,802	345,057
Enterprise Fleet Financing LLC, Series 2018-2, Class A2[2], 3.14%, 2/20/2024	353,972	357,653
Invitation Homes Trust, Series 2017-SFR2, Class A2,7, (1 mo. LIBOR US + 0.850%), 2.519%, 12/17/2036	83,544	83,518

	PRINCIPAL AMOUNT[3]	VALUE

ASSET-BACKED SECURITIES (continued)
Invitation Homes Trust, Series 2017-SFR2, Class B2,7, (1 mo. LIBOR US + 1.150%), 2.819%, 12/17/2036	65,000	$64,928
Navient Private Education Refi Loan Trust, Series 2019-CA, Class A1[2], 2.82%, 2/15/2068	162,581	163,518
Navient Student Loan Trust, Series 2014-1, Class A3[7], (1 mo. LIBOR US + 0.510%), 2.171%, 6/25/2031	268,504	264,221
Nelnet Student Loan Trust, Series 2012-3A, Class A2,7, (1 mo. LIBOR US + 0.700%), 2.361%, 2/25/2045	342,234	339,851
Nelnet Student Loan Trust, Series 2013-5A, Class A2,7, (1 mo. LIBOR US + 0.630%), 2.291%, 1/25/2037	489,832	483,588
Oxford Finance Funding LLC, Series 2020-1A, Class A2[2], 3.101%, 2/15/2028	300,000	301,898
Progress Residential Trust, Series 2019-SFR2, Class A2, 3.147%, 5/17/2036	285,000	291,981
SLM Student Loan Trust, Series 2005-7, Class A4[7], (3 mo. LIBOR US + 0.150%), 1.944%, 10/25/2029	270,729	266,860
SoFi Consumer Loan Program LLC, Series 2016-1, Class A2, 3.26%, 8/25/2025	101,742	102,604
SoFi Consumer Loan Program LLC, Series 2016-5, Class A2, 3.06%, 9/25/2028	58,918	59,169
SoFi Consumer Loan Program Trust, Series 2019-2, Class A2, 3.01%, 4/25/2028	158,149	159,412
SoFi Consumer Loan Program Trust, Series 2019-3, Class A2, 2.90%, 5/25/2028	199,695	201,429
SoFi Professional Loan Program LLC, Series 2016-E, Class A2B2, 2.49%, 1/25/2036	263,750	265,094
SoFi Professional Loan Program LLC, Series 2017-F, Class A1FX2, 2.05%, 1/25/2041	13,376	13,375
SoFi Professional Loan Program LLC, Series 2017-F, Class A2FX2, 2.84%, 1/25/2041	75,000	76,421
SoFi Professional Loan Program LLC, Series 2018-A, Class A2A2, 2.39%, 2/25/2042	53,830	53,932

Investment Portfolio - January 31, 2020

(unaudited)

BLENDED ASSET MODERATE SERIES
	PRINCIPAL AMOUNT[3]	VALUE

ASSET-BACKED SECURITIES (continued)
SoFi Professional Loan Program Trust, Series 2020-A, Class A2FX2, 2.54%, 5/15/2046	215,000	$218,036
Towd Point Mortgage Trust, Series 2016-5, Class A1[2,8], 2.50%, 10/25/2056	189,089	190,052
Towd Point Mortgage Trust, Series 2017-1, Class A1[2,8], 2.75%, 10/25/2056	184,955	187,166
Towd Point Mortgage Trust, Series 2019-HY1, Class A1[2,7], (1 mo. LIBOR US + 1.000%), 2.661%, 10/25/2048	163,644	164,356
Tricon American Homes Trust, Series 2016-SFR1, Class A2, 2.589%, 11/17/2033	222,746	223,371
Tricon American Homes Trust, Series 2017-SFR2, Class A2, 2.928%, 1/17/2036	239,321	243,697

TOTAL ASSET-BACKED SECURITIES (Identified Cost $6,046,147)		6,100,046

COMMERCIAL MORTGAGE-BACKED SECURITIES - 5.8%
CIM Trust, Series 2019-INV1, Class A1[2,8], 4.00%, 2/25/2049	97,839	100,159
Credit Suisse Mortgage Capital Trust, Series 2013-7, Class A6[2,8], 3.50%, 8/25/2043	544,169	559,814
Credit Suisse Mortgage Capital Trust, Series 2013-IVR2, Class A2[2,8], 3.00%, 4/25/2043	443,524	452,042
Credit Suisse Mortgage Capital Trust, Series 2013-IVR3, Class A1[1,2,8], 2.50%, 5/25/2043	148,484	147,480
Credit Suisse Mortgage Capital Trust, Series 2013-TH1, Class A1[2,8], 2.13%, 2/25/2043	101,373	99,132
Credit Suisse Mortgage Capital Trust, Series 2014-IVR3, Class A1[1,2,8], 3.50%, 7/25/2044	237,555	243,252
Fannie Mae REMICS, Series 2018-31, Class KP, 3.50%, 7/25/2047	215,917	227,235
Fannie Mae-Aces, Series 2017-M15, Class A1[8], 3.058%, 9/25/2027	279,451	293,682
Fontainebleau Miami Beach Trust, Series 2019-FBLU, Class A2, 3.144%, 12/10/2036	290,000	302,800

	PRINCIPAL AMOUNT[3]	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K009, Class X1 (IO)[8], 1.427%, 8/25/2020	2,365,443	$9,416
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K021, Class X1 (IO)[8], 1.556%, 6/25/2022	1,840,277	52,183
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K030, Class X1 (IO)[8], 0.294%, 4/25/2023	9,518,443	50,760
Freddie Mac REMICS, Series 4791, Class BA, 4.00%, 3/15/2044	204,342	208,773
Freddie Mac REMICS, Series 4801, Class BA, 4.50%, 5/15/2044	170,587	174,508
FREMF Mortgage Trust, Series 2013-K28, Class X2A (IO)[2], 0.10%, 6/25/2046	23,707,760	57,297
FREMF Mortgage Trust, Series 2014-K37, Class B2,8, 4.715%, 1/25/2047	320,000	349,689
Government National Mortgage Association, Series 2017-54, Class AH, 2.60%, 12/16/2056	298,058	302,457
JP Morgan Mortgage Trust, Series 2013-2, Class A2[2,8], 3.50%, 5/25/2043	84,026	86,122
JP Morgan Mortgage Trust, Series 2014-2, Class 1A1[2,8], 3.00%, 6/25/2029	105,604	107,143
New Residential Mortgage Loan Trust, Series 2014-3A, Class AFX3[2,8], 3.75%, 11/25/2054	81,870	85,717
New Residential Mortgage Loan Trust, Series 2015-2A, Class A1[2,8], 3.75%, 8/25/2055	109,214	114,423
New Residential Mortgage Loan Trust, Series 2016-4A, Class A1[2,8], 3.75%, 11/25/2056	116,953	122,138
PMT Loan Trust, Series 2013-J1, Class A9[2,8], 3.50%, 9/25/2043	303,192	311,750
Sequoia Mortgage Trust, Series 2013-2, Class A8, 1.874%, 2/25/2043	96,058	92,557
Sequoia Mortgage Trust, Series 2013-8, Class A1[8], 3.00%, 6/25/2043	122,373	124,258
Sequoia Mortgage Trust, Series 2017-6, Class A19[2,8], 3.50%, 9/25/2047	547,983	558,970
Sequoia Mortgage Trust, Series 2020-1, Class A1[2,8], 3.50%, 2/25/2050	400,000	410,260

Investment Portfolio - January 31, 2020

(unaudited)

BLENDED ASSET MODERATE SERIES
	PRINCIPAL AMOUNT[3]		VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Starwood Retail Property Trust, Series 2014-STAR, Class A2,7, (1 mo. LIBOR US + 1.470%), 3.146%, 11/15/2027		303,129	$302,570
Sutherland Commercial Mortgage Trust, Series 2019-SBC8, Class A2,8, 2.86%, 4/25/2041		256,016	258,878
Waikiki Beach Hotel Trust, Series 2019-WBM, Class A2,7, (1 mo. LIBOR US + 1.050%), 2.726%, 12/15/2033		205,000	205,002
WinWater Mortgage Loan Trust, Series 2015-3, Class A5[2,8], 3.50%, 3/20/2045		61,953	62,017

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Identified Cost $6,382,290)			6,472,484

FOREIGN GOVERNMENT BONDS - 0.6%

Canadian Government Bond (Canada), 2.75%, 6/1/2022	CAD	67,000	52,156
Export-Import Bank of Korea (South Korea), 2.625%, 12/30/2020		500,000	503,675
Mexican Government Bond (Mexico), 8.00%, 6/11/2020	MXN	1,338,000	71,077
Mexican Government Bond (Mexico), 6.50%, 6/10/2021	MXN	540,000	28,497
Mexican Government Bond (Mexico), 6.50%, 6/9/2022	MXN	879,000	46,368
Mexican Government Bond (Mexico), 7.75%, 5/29/2031	MXN	169,000	9,677

TOTAL FOREIGN GOVERNMENT BONDS (Identified Cost $709,272)			711,450

U.S. GOVERNMENT AGENCIES - 12.0%

Mortgage-Backed Securities - 12.0%
Fannie Mae, Pool #888468, UMBS, 5.50%, 9/1/2021		9,383	9,497
Fannie Mae, Pool #888810, UMBS, 5.50%, 11/1/2022		11,523	11,648
Fannie Mae, Pool #MA3463, UMBS, 4.00%, 9/1/2033		224,647	235,353
Fannie Mae, Pool #MA1834, UMBS, 4.50%, 2/1/2034		87,134	94,091
Fannie Mae, Pool #MA1903, UMBS, 4.50%, 5/1/2034		83,880	90,578
Fannie Mae, Pool #FM1158, UMBS, 3.50%, 6/1/2034		402,988	420,526
Fannie Mae, Pool #745418, UMBS, 5.50%, 4/1/2036		71,043	80,159

	PRINCIPAL AMOUNT[3]	VALUE

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Fannie Mae, Pool #MA3412, UMBS, 3.50%, 7/1/2038	377,118	$393,209
Fannie Mae, Pool #MA0258, UMBS, 4.50%, 12/1/2039	119,054	130,018
Fannie Mae, Pool #AL0152, UMBS, 6.00%, 6/1/2040	102,851	118,422
Fannie Mae, Pool #AL0241, UMBS, 4.00%, 4/1/2041	150,805	162,465
Fannie Mae, Pool #AL1410, UMBS, 4.50%, 12/1/2041	209,357	228,702
Fannie Mae, Pool #AL7068, UMBS, 4.50%, 9/1/2042	246,868	269,480
Fannie Mae, Pool #AL7729, UMBS, 4.00%, 6/1/2043	124,824	134,438
Fannie Mae, Pool #AS3622, UMBS, 3.50%, 10/1/2044	538,987	571,332
Fannie Mae, Pool #BD1381, UMBS, 3.50%, 6/1/2046	125,076	130,523
Fannie Mae, Pool #MA2705, UMBS, 3.00%, 8/1/2046	198,385	204,660
Fannie Mae, Pool #BJ1323, UMBS, 3.50%, 11/1/2047	531,797	560,719
Fannie Mae, Pool #CA1720, UMBS, 5.00%, 5/1/2048	310,082	343,298
Fannie Mae, Pool #FM2232, UMBS, 4.00%, 6/1/2048	570,000	601,169
Fannie Mae, Pool #CA2056, UMBS, 4.50%, 7/1/2048	310,242	329,273
Fannie Mae, Pool #MA3443, UMBS, 4.00%, 8/1/2048	214,402	224,145
Fannie Mae, Pool #BK9366, UMBS, 4.50%, 8/1/2048	83,492	88,398
Fannie Mae, Pool #CA2219, UMBS, 5.00%, 8/1/2048	175,796	188,845
Fannie Mae, Pool #BM5024, UMBS, 3.00%, 11/1/2048	920,611	946,932
Fannie Mae, Pool #MA3521, UMBS, 4.00%, 11/1/2048	447,903	468,013
Fannie Mae, Pool #MA3527, UMBS, 5.00%, 11/1/2048	359,746	385,466
Fannie Mae, Pool #BN0622, UMBS, 4.50%, 1/1/2049	266,115	281,665
Fannie Mae, Pool #AL8674, 5.642%, 1/1/2049	265,390	300,846
Fannie Mae, Pool #MA3692, UMBS, 3.50%, 7/1/2049	560,251	577,968
Fannie Mae, Pool #BO5945, UMBS, 3.50%, 11/1/2049	471,358	488,811
Freddie Mac, Pool #C91762, 4.50%, 5/1/2034	110,512	119,395

Investment Portfolio - January 31, 2020

(unaudited)

BLENDED ASSET MODERATE SERIES
	PRINCIPAL AMOUNT[3]	VALUE

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Freddie Mac, Pool #QN0349, UMBS, 3.00%, 8/1/2034	300,411	$309,715
Freddie Mac, Pool #QN1359, UMBS, 3.00%, 1/1/2035	500,000	515,520
Freddie Mac, Pool #G03926, 6.00%, 2/1/2038	29,945	34,441
Freddie Mac, Pool #G04731, 5.50%, 4/1/2038	31,344	35,201
Freddie Mac, Pool #G08273, 5.50%, 6/1/2038	39,789	44,687
Freddie Mac, Pool #G60480, 4.50%, 11/1/2045	544,139	589,400
Freddie Mac, Pool #Q37592, 4.00%, 12/1/2045	255,945	273,978
Freddie Mac, Pool #Q45878, 3.00%, 12/1/2046	392,579	405,153
Freddie Mac, Pool #ZM2525, UMBS, 3.00%, 12/1/2046	277,245	285,974
Freddie Mac, Pool #G08772, 4.50%, 7/1/2047	241,319	256,689
Freddie Mac, Pool #ZS4751, UMBS, 3.50%, 1/1/2048	558,467	584,547
Freddie Mac, Pool #Q59805, 4.50%, 11/1/2048	175,903	186,380
Freddie Mac, Pool #G61887, 5.00%, 2/1/2049	248,429	266,394

	PRINCIPAL AMOUNT3/ SHARES	VALUE

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Freddie Mac, Pool #ZN4802, UMBS, 4.00%, 4/1/2049	413,698	$434,176

TOTAL U.S. GOVERNMENT AGENCIES (Identified Cost $13,125,789)		13,412,299

SHORT-TERM INVESTMENT - 1.6%
Dreyfus Government Cash Management, Institutional Shares, 1.50%[9] (Identified Cost $1,812,587)	1,812,587	1,812,587

TOTAL INVESTMENTS IN SECURITIES - 100.4% (Identified Cost $103,918,500)		112,108,554

TOTAL OPTIONS WRITTEN - 0.0%## (Premiums Received $14,668)		(29,397)

TOTAL INVESTMENTS - 100.4%		112,079,157
LIABILITIES, LESS OTHER ASSETS - (0.4%)		(434,517)

NET ASSETS - 100%		$111,644,640

ADR - American Depositary Receipt

CAD - Canadian Dollar

IO - Interest only

LIBOR - London InterBank Offer Rate

MXN - Mexican Peso

UMBS - Uniform Mortgage-Backed Securities

Investment Portfolio - January 31, 2020

(unaudited)

EXCHANGE-TRADED OPTIONS WRITTEN
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	EXERCISE PRICE	NOTIONAL AMOUNT (000)[3]	VALUE
Call
Electronic Arts, Inc.	22	02/21/2020	$121.00	237	$(220)

Put
Amazon.com, Inc.	1	02/07/2020	1,755.00	201	(95)
Activision Blizzard, Inc.	44	02/14/2020	53.00	257	(1,100)
Schlumberger Ltd.	74	02/14/2020	36.00	248	(24,420)
Electronic Arts, Inc.	26	02/21/2020	103.00	281	(2,028)
PayPal Holdings, Inc.	26	02/21/2020	105.00	296	(1,534)

					(29,177)

TOTAL EXCHANGE-TRADED OPTIONS WRITTEN - (PREMIUMS RECEIVED $14,668)					$(29,397)

*Non-income producing security.

## Less than 0.1%.

[1]	A portion of this security is designated as collateral for options contracts written. As of January 31, 2020, the total value of such securities was $9,778,004.
[2]

Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under Rule 144A and have been determined to be liquid under the Fund’s Liquidity Risk Management Program. These securities amount to $11,942,594, or 10.7% of the Series’ net assets as of January 31, 2020.

[3]	Amount is stated in USD unless otherwise noted.
[4]	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of January 31, 2020.
[5]	Represents a Payment-In-Kind bond.
[6]	Security is perpetual in nature and has no stated maturity date.
[7]	Floating rate security. Rate shown is the rate in effect as of January 31, 2020.
[8]

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of January 31, 2020.

[9]	Rate shown is the current yield as of January 31, 2020.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to their fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Portfolio - January 31, 2020

(unaudited)

The following is a summary of the valuation levels used for major security types as of January 31, 2020 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2#	LEVEL 3
Assets:
Equity Securities:
Communication Services	$6,790,001	$4,613,017	$2,176,984	$—
Consumer Discretionary	4,922,440	4,051,724	870,716	—
Consumer Staples	6,341,969	3,896,619	2,445,350	—
Energy	1,639,773	1,609,357	30,416	—
Financials	4,014,980	3,759,275	255,705	—
Health Care	7,518,559	6,424,808	1,093,751	—
Industrials	1,506,111	843,693	662,418	—
Information Technology	7,047,355	6,998,974	48,381	—
Materials	504,471	454,928	49,543	—
Real Estate	3,201,539	3,185,638	15,901	—
Debt securities:
U.S. Treasury and other U.S.
Government agencies	39,688,581	—	39,688,581	—
Corporate debt:
Communication Services	3,441,093	—	3,441,093	—
Consumer Discretionary	1,458,481	—	1,458,481	—
Consumer Staples	10,612	—	10,612	—
Energy	2,644,853	—	2,644,853	—
Financials	2,824,856	—	2,824,856	—
Health Care	508,632	—	508,632	—
Industrials	1,468,862	—	1,468,862	—
Materials	666,193	—	666,193	—
Real Estate	812,626	—	812,626	—
Asset-backed securities	6,100,046	—	6,100,046	—
Commercial mortgage-backed securities	6,472,484	—	6,472,484	—
Foreign government bonds	711,450	—	711,450	—
Short-Term Investment	1,812,587	1,812,587	—	—

Total assets	112,108,554	37,650,620	74,457,934	—

Liabilities:
Other financial instruments*:
Equity contracts	(29,397)	(29,397)	—	—

Total liabilities	(29,397)	(29,397)	—	—

Total	$112,079,157	$37,621,223	$74,457,934	$—

#Includes certain foreign equity securities for which a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading.

*Other financial instruments are exchange traded options (Level 1).

There were no Level 3 securities held by the Series as of October 31, 2019 or January 31, 2020.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.